MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	May 17, 2022	Sep. 30, 2022	Sep. 30, 2021	Jul. 25, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 12, 2021
Fair Value Disclosures [Abstract]
Sale of stock (in shares)	3,700,000
Sale of stock, price per share (in usd per share)	$ 1.0632
Warrants granted (in shares)	3,700,000
Warrant exercise price (in usd per share)	$ 0.9382
Warrant liability	$ 225	$ 225			$ 0
Number of warrants exercised to alternate cashless exercise				2,220,000
Warrant conversion reversal		$ 573
Conversion price (in usd per share)						$ 89,000	$ 8.00
Expense recognized on embedded derivative			$ 89